Updating Summary Prospectus
Dated: May 1, 2026
Spinnaker® Variable Annuity

Issued By: Symetra Life Insurance Company

The prospectus for the Spinnaker® Variable Annuity contains more information about the Contract, including its features, benefits, and risks. You can find the prospectus and other information about Spinnaker® Variable Annuity online at www.symetra.com/regulatoryreports. You can also obtain this information at no cost by calling 1-800-796-3872 or by sending an email request to regulatoryreports@symetra.com.

Additional general information about certain investment products has been prepared by the Securities and Exchange Commission’s staff and is available at www.Investor.gov.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

The Spinnaker® Variable Annuity Prospectus and Statement of Additional Information dated May 1, 2026, as supplemented, are incorporated herein by reference.

UPDATED INFORMATION ABOUT YOUR CONTRACT
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Spinnaker® Variable Annuity Contract.

Please note the following Portfolio changes:

Effective on or about July 28, 2025, the Neuberger Berman AMT Sustainable Equity Portfolio changed its name to Neuberger Berman AMT Quality Equity Portfolio. As a result, all references are replaced in the prospectus.

Effective on or about May 1, 2026, Templeton Developing Markets VIP Fund will change its name to Templeton Emerging Markets VIP Fund. As a result, all references to Templeton Developing Markets VIP Fund in the prospectus are replaced with Templeton Emerging Markets VIP Fund.

Effective on or about April 30, 2026, the Fidelity VIP Freedom Income Portfolio was renamed the Fidelity VIP Freedom Retirement Portfolio. As a result, all references are replaced in the prospectus.

The LVIP American Century Large Company Value Fund Service Class will only be available if you have been continuously invested in it since April 30, 2026.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT YOUR CONTRACT

FEES, EXPENSES AND ADJUSTMENTS
Are there Charges or Adjustments for Early Withdrawals?	Yes. A Withdrawal Charge of $25 or 2% withdrawn whichever is less will be assessed for each withdrawal after the first in a Contract Year.
For more information, see the statutory prospectus section titled CHARGES AND EXPENSES.
Are there Transaction Charges?	Yes. A Transfer Charge of $10 will apply upon each transfer in excess of 12 transfers in a Contract Year.
For more information, see the statutory prospectus section titled CHARGES AND EXPENSES.

1	Table of Contents - Statutory Prospectus

Are there Ongoing Fees and Expenses (annual charges)?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract data page for information about the specific fees you will pay each year based on the options you have elected.

Annual Fee	Minimum	Maximum
Base Contract (1)	1.67%	4.79%
Portfolio Fees & Expenses (2)	0.260%	3.380%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15% (3)	0.20% (4)

(1) Base Contract fees are expressed as a percentage of Separate Account assets, and include mortality and expense risk fees, which are charged as a percentage of Contract Value, and the annual Contract fee, which is a fixed dollar amount.
(2) Portfolio fees and expenses are expressed as percentage the Portfolio’s net asset value and include management fees, distribution and/or service 12b-1 fees, and other expenses (before any waivers or expense reimbursement).
(3) As a percentage of the average daily Contract Value invested in the Sub-accounts and in the Symetra Fixed Account.
(4) As a percentage of the average daily Contract Value invested in the Sub-accounts.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add negative contract adjustments that substantially increase costs.

Lowest Annual Cost: $1,502.85	Highest Annual Cost: $3,923.15
The Lowest Annual Cost shown above assumes the following:

•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Contract Classes and Portfolio Company fees and expenses
•No optional benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

The Highest Annual Cost shown above assumes the following:

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Contract Classes, optional benefits and Portfolio Company fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

RISKS
Is there a Risk of Loss from Poor Performance?	Yes. You may lose money by investing in the Contract.
For more information, see the statutory prospectus section titled PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.
Is this a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate if you need ready access to cash. Withdrawals may result in a withdrawal charge of $25 or 2% (whichever is less) which will reduce the value of your Contract. The benefits of tax deferral and living benefit protections also mean the Contract is more beneficial to investors with a long time horizon. Tax penalties may apply to withdrawals taken before age 59 ½. Transfer limits and fees designed to deter marketing timing may apply under policies designed to deter frequent trading and market timing.

For more information, see the statutory prospectus section titled PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.
What are the Risks Associated with Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Portfolios available under the Contract. Each Portfolio has its own unique risks. You should review these Portfolios before making an investment decision.

For more information, see the statutory prospectus section titled PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.

2	Table of Contents - Statutory Prospectus

What are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to Symetra Life Insurance Company. Any obligations (including obligations related to the Symetra Fixed Account and Sub-accounts), guarantees, and benefits provided for under the Contract are subject to our financial strength and claims-paying ability. More information about us, including our financial strength ratings, is available upon request by calling 1-800-796-3872, or visiting us at investors.symetra.com.

For more information, see the statutory prospectus section titled PRINCIPAL RISKS OF INVESTING IN THE CONTRACT.

RESTRICTIONS
Are there Restrictions on the Investment Options?
Yes. You may allocate amounts under the Contract to one or more of the Sub-accounts available to you. Certain Sub-accounts are closed to new investors and only available to Contract Owners who have been continuously invested in them as of a certain date. Once a Contract Owner has transferred the entire value out of one of these closed Sub-accounts, the Sub-account is no longer available to the Contract Owner for investment.

A transfer charge may apply for each transfer in excess of 12 transfers in a Contract Year.

You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest rates. We reserve the right to add, combine, restrict or remove any Sub-account available as an investment option under your Contract.

We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option available under the Contract.

The minimum amount you can transfer out of any investment option at one time is $500, or the entire value of the investment option if less. If a transfer will result in the remaining balance in an investment option being less than $500, you must transfer the entire amount out of the investment option. The minimum you can transfer into any investment option is $50.

For more information, see the statutory prospectus section titled INVESTMENT OPTIONS and ACCESS TO YOUR MONEY DURING THE ACCUMULATION PHASE.
Are there any Restrictions on Contract Benefits
Yes. Except as provided otherwise, Contract benefits may be modified or terminated by the Company.

All withdrawals will reduce the death benefit, perhaps significantly, and the reduction may be more than the amount of the withdrawal.

The Guaranteed Minimum Death Benefit Annual Reset Rider (“GMDB - Annual Reset”) was only available for Contracts purchased between April 30, 2004, and April 30, 2010.

The Earnings Enhancement Benefit Rider (“EEB”) was available only for non-qualified Contracts purchased between April 30, 2004, and April 30, 2010.

For Contracts purchased on or after April 30, 2004, the maximum amount that we will add to your Contract to satisfy the guaranteed minimum death benefit, GMDB - Annual Reset, and EEB is limited to a total of $1 million.

For more information see the statutory prospectus section titled BENEFITS AVAILABLE UNDER THE CONTRACT.

TAXES
What are the Contract’s Tax Implications?
You should consult a competent tax professional about your individual circumstances to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit if you purchased the Contract through a tax-qualified plan or individual retirement account (IRA). Access to amounts held in a qualified Contract may be restricted or prohibited.

All distributions other than death benefits, including surrenders, withdrawals and loans taken or secured by the Contract will be subject to ordinary income tax, and may be subject to tax penalties.

For more information, see the statutory prospectus section titled TAXES.

3	Table of Contents - Statutory Prospectus

CONFLICTS OF INTEREST
How are Investment Professionals Compensated?	Investment professionals who solicited sales of the Contracts receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the investment professional. We pay commissions as a percentage of Purchase Payments invested in the Contract.

An investment professional may receive different compensation for selling different investment products and may have a financial incentive to offer or recommend one investment product over another.

For more information, see the statutory prospectus section titled DISTRIBUTION (PRINCIPAL UNDERWRITER).
Should I Exchange My Contact?	An investment professional may have a financial incentive to offer you a new contract in the place of a contract you already own.

You should not exchange this Contract for a new one unless you determine, after comparing the features fees and risks of both contracts, that the exchange is preferable for you.

For more information, see the statutory prospectus section titled DISTRIBUTION (PRINCIPAL UNDERWRITER).

EDGAR Contract Identifier: C000003366

4	Table of Contents - Statutory Prospectus

APPENDIX: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.symetra.com/regulatoryreports. You can also request this information at no cost by calling 1-800-796-3872 or by sending an email request to regulatoryreports@symetra.com.

The current expense and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2025)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	BNY Mellon Investment Portfolios MidCap Stock Portfolio - Initial Shares (3) BNY Mellon Investment Sub-advised by Newton Investment Management North America, LLC	0.80%**	10.07%	9.67%	8.78%
Sector Equity	BNY Mellon Investment Portfolios Technology Growth Portfolio - Initial Shares BNY Mellon Investment Sub-advised by Newton Investment Management North America, LLC	0.82%	28.16%	9.24%	17.27%
U.S. Equity	BNY Mellon Stock Index Fund, Inc. - Service Shares BNY Mellon Investment Advisors Mellon Investments Corporation is the fund's index fund manager.	0.52%	17.23%	13.83%	14.23%
U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. - Initial Shares BNY Mellon Investment Advisors Sub-advised by Newton Investment Management Limited	0.66%	15.97%	11.93%	13.56%
U.S. Equity	BNY Mellon Variable Investment Fund Appreciation Portfolio - Initial Shares (3) BNY Mellon Investment Advisors Sub-advised by Fayez Sarofim & Co.	0.85%	10.07%	9.37%	12.92%
Asset Allocation	Calvert VP SRI Balanced Portfolio - Class I Calvert Research and Management	0.65%	11.48%	8.68%	9.81%
International Equity	CVT EAFE International Index Portfolio - Class F Calvert Research and Management	0.68%**	30.64%	8.31%	7.63%
Taxable Bond	CVT Investment Grade Bond Index Portfolio - Class I Calvert Research and Management	0.32%**	6.90%	(0.44)%	1.87%
U.S. Equity	CVT Nasdaq - 100 Index Portfolio - Class I Calvert Research and Management	0.49%**	20.39%	14.73%	19.09%
U.S. Equity	CVT Russell 2000 Small Cap Index Portfolio - Class F Calvert Research and Management	0.60%**	12.23%	5.62%	9.08%
U.S. Equity	CVT S&P MidCap 400 Index Portfolio - Class F Calvert Research and Management	0.53%**	6.92%	8.55%	10.13%
International Equity	DWS CROCI® International VIP - Class A DWS Investment Management Americas, Inc.	0.79%**	44.90%	10.86%	8.21%
Asset Allocation	DWS Global Income Builder VIP - Class A (4) DWS Investment Management Americas, Inc.	0.61%	15.80%	6.49%	7.43%
Taxable Bond	Federated Hermes High Income Bond Fund II - Primary Shares (3) Federated Investment Management Company Sub-advised by Federated Advisory Services Company (FASC)	0.81%**	8.23%	3.70%	5.59%
Asset Allocation	Federated Hermes Managed Volatility Fund II - Primary Shares (5) Federated Advisory Services Company (FASC), an affiliate of the Co-Advisers, Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA)	0.97%**	7.03%	6.56%	6.85%
Asset Allocation	Fidelity® VIP Asset Manager 50% Portfolio - Initial Class (5) Fidelity Management & Research Company LLC (*)	0.51%**	14.98%	5.67%	7.13%
U.S. Equity	Fidelity® VIP ContrafundSM Portfolio - Initial Class Fidelity Management & Research Company LLC (*)	0.54%	21.52%	15.37%	15.78%
U.S. Equity	Fidelity® VIP Equity-Income Portfolio℠ - Initial Class Fidelity Management & Research Company LLC (*)	0.46%	19.02%	12.51%	11.60%
Target Date	Fidelity® VIP Freedom 2010 Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.63%	10.26%	2.89%	5.46%

A-1	Table of Contents - Statutory Prospectus

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2025)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2025)
			1 Year	5 Year	10 Year
Target Date	Fidelity® VIP Freedom 2015 Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.66%	11.66%	3.73%	6.33%
Target Date	Fidelity® VIP Freedom 2020 Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.69%	12.99%	4.57%	7.11%
Target Date	Fidelity® VIP Freedom 2025 Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.71%	14.23%	5.25%	7.75%
Target Date	Fidelity® VIP Freedom 2030 Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.74%	15.16%	5.98%	8.61%
Target Date	Fidelity® VIP Freedom Retirement Portfolio℠ - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.61%	9.31%	2.08%	4.17%
Money Market	Fidelity® VIP Government Money Market Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.50%	3.86%	2.90%	1.83%
U.S. Equity	Fidelity® VIP Growth & Income Portfolio - Initial Class Fidelity Management & Research Company LLC (FMR) (*)	0.47%	21.50%	16.11%	13.84%
U.S. Equity	Fidelity® VIP Growth Opportunities Portfolio - Initial Class (4) Fidelity Management & Research Company LLC (FMR) (*)	0.56%	22.02%	11.31%	19.94%
U.S. Equity	Fidelity® VIP Growth Portfolio - Initial Class (3) Fidelity Management & Research Company LLC (FMR) (*)	0.55%	14.73%	13.70%	17.45%
U.S. Equity	Fidelity® VIP Mid Cap Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.80%	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas Portfolio - Service Class 2 Fidelity Management & Research Company LLC (FMR) (*)	0.97%	20.05%	6.35%	7.66%
Asset Allocation	Franklin Allocation VIP Fund - Class 2 Franklin Advisers, Inc. Sub-advised by Brandywine Global Investment Management, LLC, ClearBridge Investments, LLC, Franklin Templeton Institutional, LLC, and Templeton Global Advisors Limited	0.82%**	12.60%	5.73%	7.32%
U.S. Equity	Franklin DynaTech VIP Fund - Class 2 Franklin Advisers, Inc.	0.88%	18.13%	9.09%	14.08%
Asset Allocation	Franklin Income VIP Fund - Class 2 Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Asset Allocation	Franklin Mutual Shares VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
U.S. Equity	Franklin Small Cap Value VIP Fund - Class 2 Franklin Mutual Advisers, LLC	0.91%**	7.65%	8.86%	9.81%
U.S. Equity	Franklin Small-Mid Cap Growth VIP Fund - Class 2 Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Taxable Bond	Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
U.S. Equity	Invesco V.I. American Franchise Fund - Series I (2) (3) Invesco Advisers, Inc.	0.85%	11.67%	10.35%	14.87%
U.S. Equity	Invesco V.I. American Franchise Fund - Series II (2) Invesco Advisers, Inc.	1.10%	11.39%	10.08%	14.58%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series II (2) Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
U.S. Equity	Invesco V.I. Discovery Mid Cap Growth Fund - Series I (2) (6) Invesco Advisers, Inc.	0.86%	4.79%	3.90%	11.38%
International Equity	Invesco V.I. EQV International Equity Fund - Series II (2) Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.95%
International Equity	Invesco V.I. EQV International Equity Fund - Series I (2) (6) Invesco Advisers, Inc.	0.90%	16.50%	3.68%	6.22%
Sector Equity	Invesco V.I. Global Real Estate Fund - Series I (3) Invesco Advisers, Inc. Sub-advised by Invesco Asset Management Limited	1.02%	7.85%	1.73%	2.44%
Sector Equity	Invesco V.I. Health Care Fund - Series I (5) Invesco Advisers, Inc.	0.99%	15.33%	3.80%	6.58%

A-2	Table of Contents - Statutory Prospectus

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2025)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Invesco V.I. Small Cap Equity Fund - Series II Invesco Advisers, Inc.	1.21%	7.83%	7.06%	9.28%
Asset Allocation	LVIP American Century Balanced Fund - Standard Class II American Century Investment Management, Inc.	0.77%**	9.62%	6.49%	8.03%
Taxable Bond	LVIP American Century Inflation Protection Fund - Service Class American Century Investment Management, Inc.	0.72%**	6.33%	0.62%	2.61%
International Equity	LVIP American Century International Fund - Standard Class II American Century Investment Management, Inc.	0.95%**	15.98%	1.85%	6.42%
U.S. Equity	LVIP American Century Large Company Value Fund - Service Class American Century Investment Management, Inc.	0.85%**	15.23%	9.84%	9.35%
U.S. Equity	LVIP American Century Ultra Fund - Service Class(2) American Century Investment Management, Inc.	0.90%**	12.67%	11.52%	17.00%
U.S. Equity	LVIP American Century Ultra Fund - Standard Class II (1) (2) American Century Investment Management, Inc.	0.75%**	12.84%	11.68%	17.16%
U.S. Equity	LVIP American Century Value Fund - Standard Class II American Century Investment Management, Inc.	0.71%**	16.02%	11.65%	10.23%
U.S. Equity	LVIP JPMorgan U.S. Equity Fund - Standard Class Lincoln Investment Advisors Corporation Sub-advised by J.P. Morgan Investment Management Inc.	0.63%	14.54%	13.69%	14.84%
U.S. Equity	LVIP JPMorgan Mid Cap Value Fund - Standard Class Lincoln Investment Advisors Corporation Sub-advised by J.P. Morgan Investment Management Inc.	0.74%	4.72%	9.63%	8.77%
Asset Allocation	Morningstar Aggressive Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Asset Allocation	Morningstar Balanced ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Asset Allocation	Morningstar Conservative ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.83%**	8.82%	2.19%	3.50%
Asset Allocation	Morningstar Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Asset Allocation	Morningstar Income and Growth ETF Asset Allocation Portfolio - Class II ALPS Advisors, Inc. Sub-Advised by Morningstar Investment Management LLC	0.84%**	11.70%	4.43%	5.46%
U.S. Equity	Neuberger Berman AMT Mid Cap Growth Portfolio - Class S Neuberger Berman Investment Advisers LLC	1.11%**	5.23%	4.27%	10.71%
U.S. Equity	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - Class S Neuberger Berman Investment Advisers LLC	1.10%**	11.37%	9.83%	7.51%
U.S. Equity	Neuberger Berman AMT Quality Equity Portfolio - Class S Neuberger Berman Investment Advisers LLC	1.12%	13.43%	12.54%	12.66%
Asset Allocation	PIMCO All Asset Portfolio - Advisor Class Pacific Investment Management Company LLC	2.225%**	14.19%	5.49%	6.67%
Commodities	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Pacific Investment Management Company LLC	3.19%**	18.79%	10.55%	6.54%
Bond	Victory Pioneer Bond VCT Portfolio - Class I Shares (7) Victory Capital Management Inc.	0.87%**	9.17%	0.74%	2.84%
U.S. Equity	Victory Pioneer Equity Income VCT Portfolio - Class II Shares Victory Capital Management Inc.	1.04%**	11.14%	8.81%	9.11%
U.S. Equity	Victory Pioneer Fund VCT Portfolio - Class I Shares (7) Victory Capital Management Inc.	0.75%**	23.35%	14.98%	15.75%
Taxable Bond	Victory Pioneer High Yield VCT Portfolio - Class II Shares Victory Capital Management Inc.	1.22%**	7.92%	3.95%	5.16%
U.S. Equity	Victory Pioneer Mid Cap Value VCT Portfolio - Class I Shares (7) Victory Capital Management Inc.	1.01%**	11.19%	11.16%	9.01%

A-3	Table of Contents - Statutory Prospectus

TYPE	FUND NAME AND ADVISOR	CURRENT EXPENSES (As of 12/31/2025)	AVERAGE ANNUAL TOTAL RETURN (As of 12/31/2025)
			1 Year	5 Year	10 Year
U.S. Equity	Victory Pioneer Select Mid Cap Growth VCT Portfolio - Class I Shares (7) Victory Capital Management Inc.	0.86%**	20.47%	5.73%	11.93%
Taxable Bond	Victory Pioneer Strategic Income VCT Portfolio - Class II Shares Victory Capital Management Inc.	1.69%**	10.85%	1.99%	3.64%
International Equity	Templeton Emerging Markets VIP Fund - Class 2 Templeton Asset Management Ltd. Sub-advised by Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.04%
Taxable Bond	Templeton Global Bond VIP Fund - Class 2 Franklin Advisers, Inc.	0.75%**	15.73%	(0.96)%	(0.15)%
International Equity	Templeton Growth VIP Fund - Class 2 Templeton Global Advisors Limited	1.12%**	23.83%	7.95%	7.04%
Sector Equity	Vanguard VIF - Real Estate Index Portfolio The Vanguard Group, Inc.	0.26%	3.11%	4.51%	5.08%
International Equity	Voya Global High Dividend Low Volatility Portfolio - Class S (5) Voya Investments, LLC	0.85%**	18.73%	10.25%	8.78%
International Equity	VY JPMorgan Emerging Markets Equity Portfolio - Class I (8) Voya Investments, LLC Sub-Advised by J.P. Morgan Investment Management, Inc.	1.19%**	39.06%	0.29%	9.27%

We do not guarantee that each Portfolio will be available for investment through the Contract.

1.This portfolio is only available if you have been continuously invested in it since March 15, 2007
2.If Class I/Series I shares are available to a contract Owner, we will allocate investments to the Class I/Series I fund
3.This portfolio is only available if you have been continuously invested in it since April 30, 2006
4.This portfolio is only available if you have been continuously invested in it since April 30, 2003
5.This portfolio is only available if you have been continuously invested in it since April 28, 2005
6.This portfolio is only available if you have been continuously invested in it since March 14, 2006
7.This portfolio is only available if you have been continuously invested in it since November 30, 2004
8.This portfolio is only available if you have been continuously invested in it since April 30, 2000
9.This portfolio is only available if you have been continuously invested in it since April 30, 2026

*     Fidelity, the Fidelity Investments Logo, Contrafund, Equity Income, VIP Freedom 2010 Portfolio, VIP Freedom 2015 Portfolio, VIP Freedom 2020 Portfolio, VIP Freedom 2025 Portfolio, VIP Freedom 2030 Portfolio, VIP Freedom Income Portfolio are registered service marks of FMR LLC.  Used with permission.

** Annual expenses reflect temporary fee reductions.

The following lists the fixed option currently available under the Contract. We may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See Symetra Fixed Account for more information.

Name	Interest Term	Minimum Guaranteed Interest Rate
Symetra Fixed Account	1 year	1%

A-4	Table of Contents - Statutory Prospectus